Business combinations and assets held for sale, 2020 (Details) $ in Thousands			3 Months Ended	12 Months Ended
	May 31, 2020 USD ($)	Apr. 03, 2020 USD ($) Capacity	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 29, 2019 USD ($)
Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets			$ 35,000
Revenue contributed by the acquisitions			1,400
Amount of profit after tax			900
Chile PV 1 [Member] | Renewable Energy [Member]
Business combinations [Abstract]
Gross capacity | Capacity		55
Payment to acquire equity investment		$ 4,000
Percentage of non-controlling interests		65.00%
Asset Acquisition [Member]
Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets			35,095	$ 170,769
Other non-current assets				356
Cash & cash equivalents			2,250	17,646
Other current assets			728	31,243
Non-current project debt			(24,380)	(149,585)
Current project debt			(687)	(8,680)
Other current and non-current liabilities			(4,478)	(13,831)
Non-controlling interests			(8,287)	(25,308)
Total net assets acquired at fair value			24,618	22,610
Asset acquisition - purchase price			(16,680)	(22,610)
Net result of business combinations			$ 0	0
Revenue contributed by the acquisitions				22,500
Amount of profit after tax				6,300
Additional revenue amount				14,700
Additional amount of loss after tax				$ 3,700
Befesa Agua Tenes, S.L.U. [Member]
Business combinations [Abstract]
Percentage of non-controlling interests	49.00%
Percentage interest acquired	51.00%
Total investment	$ 19,000
Assets and Liabilities Acquisition [Abstract]
Asset acquisition - purchase price					$ (19,900)